Financial Risk Management - The closing loss allowances for trade receivables and contract assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Provision for loss allowance for both trade receivables and contract assets
Balance at January 1,	$ 677,278
Balance at December 31,	807,044	$ 677,278
Trade receivables and contract assets
Reconciliation of Provision for loss allowance for both trade receivables and contract assets
Balance at January 1,	112,670
Balance at December 31,	127,449	112,670
Trade receivables and contract assets | Provision for loss allowance
Reconciliation of Provision for loss allowance for both trade receivables and contract assets
Balance at January 1,	(29,718)	(60,510)
Disposal of subsidiaries		310
Bad debts of the year	(4,735)	(13,432)
Recoveries	3,331	17,931
Write off	(2,717)	(3,684)
Translation differences and inflation adjustment	6,037	22,299
Balance at December 31,	$ (22,368)	$ (29,718)